Financial Assets Held for Trading	12 Months Ended
Dec. 31, 2019
Financial Assets Held For Trading Trading Investments
FINANCIAL ASSETS HELD FOR TRADING

NOTE 06

FINANCIAL ASSETS HELD FOR TRADING

The detail of instruments deemed as financial trading investments is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$

Chilean Central Bank and Government securities
Chilean Central Bank Bonds	1,952	22,947
Chilean Central Bank Notes	-	-
Other Chilean Central Bank and Government securities	268,252	48,211
Subtotal	270,204	71,158

Other Chilean securities
Time deposits in Chilean financial institutions	-	-
Mortgage finance bonds of Chilean financial institutions	-	-
Chilean financial institution bonds	-	-
Chilean corporate bonds	-	-
Other Chilean securities	-	-
Subtotal	-	-

Foreign financial securities
Foreign Central Banks and Government securities	-	-
Other foreign financial instruments	-	5,883
Subtotal	-	5,883

Investments in mutual funds
Funds managed by related entities	-	-
Funds managed by others	-	-
Subtotal	-	-

Total	270,204	77,041

As of December 31, 2019 and 2018, there were no trading investments sold under contracts to resell to clients or financial institutions.